UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 576-0100

Date of fiscal year end: April 30

Date of reporting period: January 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CROFT-LEOMINSTER VALUE FUND
	Schedule of Investments
	January 31,2005 (Unaudited)
Shares		Market Value

COMMON STOCK - 93.89%

Accident and Health Insurance - 1.07%
1,200	Partner Re LTD.	$ 76,044

Aircraft & Parts - 1.22%
1,200	Textron, Inc.	86,376

Automatic Controls For Regulating Residential & Commercial Environments - 2.23%
4,408	Honeywell International, Inc.	158,600

Biological Products, Except Diagnostic Substances - 0.39%
400	Invitrogen Corp.*	27,484

Cable and Other Pay Television Services - 4.15%
5,400	Cablevision Systems NY Group A*	147,906
3,929	Viacom, Inc Class B	146,709
		294,615

Chemicals & Allied Products - 1.06%
1,600	FMC Corp.*	75,504

Commercial Physical and Biological Research - 1.40%
2,400	Pharmaceutical Product Development, Inc.*	99,480

Construction Machinery and Equipment - 0.47%
372	Caterpillar, Inc.	33,145

Crude Petroleum and Natual Gas - 1.52%
2,600	Nexen, Inc.	108,004

Eating and Drinking Places - 0.64%
1,400	McDonalds Corp.	45,346

Electric & Other Services Combined - 0.69%
1,400	PG & E Corp.	49,000

Electric Services - 1.26%
7,963	Centerpoint Energy, Inc.	89,584

Electronic Connectors - 6.50%
12,775	Tyco International, Inc.	461,689

Electrical Work - 0.61%
5,800	Quanta Services, Inc. *	43,384

Electronic & Other Electrical Equipment - 1.42%
2,800	General Electric Company	101,164

Farm Machinery & Equipment - 1.91%
6,600	Agco Corp. *	135,498

Fire, Marine & Casualty Insurance - 5.65%
4,550	Ace LTD.	197,470
1,900	Bristol West Holdings, Inc.	37,145
2,200	Danielson Holding Corp.*	17,974
3,963	St. Paul Travelers Companies, Inc.	148,771
		401,360

Gas & Other Services Combined - 0.58%
1,100	Sempra Energy	40,942

General Industrial Machinery & Equipment - 1.57%
1,500	Ingersoll-Rand Company	111,570

Heavy Construction Other Than Building Construction - 2.41%
3,200	Fluor Corp.	171,328

Hobby, Toy, and Game Shops - 0.60%
2,000	Toys-R-Us, Inc.*	42,900

Industrial Instruments For Measurement, Display & Control - 0.22%
600	Cognex Corp.	15,666

Industrial Trucks, Tractors, Trailers & Stackers - 2.73%
4,500	Terex Corp. *	193,725

Laboratory Analytical Instruments - 1.36%
800	Beckman Coulter, Inc.	53,600
1,863	Perkinelmer, Inc.	42,830
		96,430

Life Insurance - 5.13%
900	Genworth Financial, Inc.	23,877
1,200	HCA, Inc.	53,424
1,443	Lincoln National Corp.	66,580
4,100	Prudential Financial, Inc.	221,031
		364,912

Lumber & Other Building Materials Dealers - 2.68%
3,570	Lowes Companies, Inc.	203,454

Millwood, Veneer, Plywood & Structural Wood Members - 1.16%
2,236	Masco Corp.	82,285

Miscellaneous Industrial And Commercial Machinery And Equipment - 1.53%
1,600	Eaton Corporation	108,784

Motion Picture & Video Tape Production - 6.72%
27,159	Liberty Media Corp. Class A*	283,540
10,792	Time Warner, Inc. *	194,256
		477,796
National Commercial Banks - 5.00%
4,110	Bank Of America Corp.	190,581
3,360	Citigroup, Inc.	164,808
		355,389

Natural Gas Transmission - 2.86%
12,100	Williams Cos., Inc.	203,401

Orthopedic, Prosthetic, & Surgical Appliances& Supplies - 0.63%
1,100	Edwards Lifesciences Corp. *	44,770

Paper & Paper Products - 1.16%
2,800	OfficeMax, Inc.	82,628

Paperboard Containers & Boxes - 0.47%
1,500	Packaging Corp. of America	33,465

Paper Mills - 0.66%
1,460	Neenah Paper, Inc.	46,559

Paperboard Mills - 1.13%
5,361	Smurfit-Stone Container Corp.*	80,629

Petroleum Refining - 1.00%
1,475	Premcor, Inc.	70,800

Pharmaceutical Preparations - 3.10%
700	Johnson & Johnson	45,290
1,000	Merck & Co. , Inc.	28,050
2,700	Pfizer, Inc.	65,232
2,065	Wyeth	81,836
		220,408

Plastics Material Synthetic Resins, & Nonvulcanizable Elastics - 1.10%
9,000	PolyOne Corp. *	77,850

Plastics, Foil, & Coated Paper Bags - 0.56%
1,800	Pactiv Corp. *	39,978

Prepackaged Software - 0.74%
2,000	Microsoft Corp.	52,560

Primary Smelting & Refining Of Nonferrous Metals - 0.93%
2,000	Inco LTD. *	65,820

Printed Circuit Boards - 0.14%
698	Flextronics International LTD. *	9,877

Railroads, Line-Haul Operating - 0.25%
1,025	Kansas City Southern Industries, Inc. *	17,897

Real Estate Agents & Managers - 2.45%
7,400	Cendant Corp.	174,270

Real Estate Investment Trusts - 4.67%
26,000	Meristar Hospitality Corp. *	200,720
2,345	Mills Corporation	131,156
		331,876

Retail-Department Stores - 0.74%
300	Dillard Department Stores, Inc. Class A	7,872
897	Sears Roebuck & Company	45,074
		52,946

Retail Eating and Drinking Places - 0.63%
2,902	Triarc Companies, Inc.	44,981

Search, Detection, Navigation, Guidance & Aeronautical Systems - 0.51%
500	ESCO Technologies, Inc. *	35,905

Secondary Smelting and Refining of Nonferrous Metals - 0.48%
2,037	Aleris International, Inc.*	34,181

Semiconductors & Related Devices - 0.83%
4,800	MEMC Electronic Materials, Inc. *	59,040

Service-Prepackaged Software - 0.45%
1,371	Symantec Corp.*	32,013

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.60%
800	Procter & Gamble Company	42,584

Special Industry Machinery (No Metalworking Machinery) - 1.54%
2,462	Pentair, Inc.	109,116

Telephone Communications, Except Radiotelephone - 0.55%
1,200	Century Tel, Inc.	39,120

Title Insurance - 0.55%
900	Fidelity National Financial, Inc.	39,438

Trucking & Courier Services - 1.11%
1,060	United Parcel Service, Inc.	79,161

	Total Common Stock (Cost $4,877,562)	$ 6,672,730

Money Market Funds 6.17%
438,492	First American Treasury Obligation Fund Class A 1.62%**
	(Cost 438,492)	438,492

	Total Investments (Cost $5,316,054) 100.06%	7,111,222

	Liabilities in Excess of Other Assets (0.06%)	(4,239)

	NET ASSETS - 100.00%	$ 7,106,983

* Non-income producing securities.
** Variable Rate Security at January 31, 2005

NOTES TO FINANCIAL STATEMENTS
Croft Leominster Value Fund
1. SECURITY TRANSACTIONS
At January 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $5,316,054 amounted to $ 1,795,168 which consisted of aggregate gross unrealized appreciation of $1,934,793 and aggregate gross unrealized depreciation of $139,625.

CROFT-LEOMINSTER INCOME FUND
	Schedule of Investments
	January 31, 2005 (Unaudited)

Shares/Principal Value		Market Value

CLOSED END MUTUAL FUNDS - 3.33%
Taxable Bond Funds - 3.33%
6,200	Alliance World Dollar Government II Fund	$ 77,872
4,500	Salomon Brothers Worldwide Income Fund	76,140
9,600	Templeton Emerging Markets Income Fund	137,280
		291,292

Total Closed End Mutual Funds (Cost $227,526)		$ 291,292

CORPORATE BONDS AND NOTES - 53.26%

Cable TV & Cellular Telephone - 3.54%
185,000	CF Cable TV Inc. Senior Secured Notes, 9.13%, 7/15/07	189,329
100,000	Tele-Communications, Inc. Senior Debentures, 7.875%, 8/1/13	120,470
		309,799
Chemicals - 7.67%
65,000	ARCO Chemical Co. Debentures, 10.250%, 11/1/10	74,425
150,000	ARCO Chemical Co. Debentures, 9.800%, 2/1/20	169,500
75,000	Agrium, Inc. Debentures (Yankee), 7.800%, 2/1/27	93,952
100,000	Hanna (M.A.) Co. Notes 6.580%, 2/23/11	93,000
70,000	IMC Global, Inc. Senior Notes, 11.250%, 6/1/11	79,100
30,000	IMC Global, Inc. Senior Debentures, 9.450%, 12/15/11	32,400
30,000	IMC Global, Inc. Debentures, 6.875%, 7/15/07	30,600
99,000	Millennium American, Inc. Senior Unsecured Debentures, 7.63%, 11/15/26	97,267
		670,244
Containers & Paper - 2.44%
150,000	Abitibi-Consolidated, Inc. Debentures, 7.400%, 4/1/18	142,500
45,000	Abitibi-Consolidated, Inc. Debentures, 7.500%, 4/1/28	40,612
30,000	Abitibi-Consolidated, Inc. Debentures, 8.850%, 8/1/30	30,150
		213,262
Electric & Gas Utilities - 1.82%
67,000	El Paso Corp. Senior Notes, 7.000%, 5/15/11	67,335
90,000	Kansas Gas & Electric, 1st Mortgage, 6.500% 8/1/05	91,431
		158,766
Electronic Instruments and Controls - 2.57%
40,000	Arrow Electronics, Inc. Senior Debentures, 6.875%, 6/1/18	43,252
60,000	Arrow Electronics, Inc. Debentures, 7.500%, 1/15/27	67,416
100,000	Avnet Inc. Notes, 9.750%, 2/15/08	114,250
		224,918
Energy and Energy Services - 0.87%
65,000	Global Marine, Inc., Notes, 7.000%, 6/1/28	76,382

Environmental Service/Pollution Control - 0.66%
50,000	Waste Management, Inc. Debentures, 7.650%, 3/15/11	57,545

Financial Services - 4.78%
100,000	American Financial Group, Inc. Senior Debentures, 7.125%, 4/15/09	109,740
100,000	Capital One Bank Senior Bank Notes, 8.250%, 6/15/05	101,810
53,000	Capital One Bank Medium-Term Notes, 6.875%, 2/1/06	54,754
60,000	CIGNA Corp. Debentures, 7.875%, 5/15/27	74,640
50,000	CSC Holdings, Inc. Senior Notes, 7.875%, 12/15/07	53,875
20,000	Washington Mutual Cap Company Guarantee, 8.38%, 6/1/27	22,638
		417,457

Gas & Gas Transmissions - 1.34%
100,000	KN Energy, Inc Debentures 7.25% 3/1/28	116,770

Home Lawn & Garden Equipment - 1.40%
100,000	Toro Company Debentures, 7.800%, 6/15/27	122,130

Hotels & Motels - 3.91%
80,000	Cendant Corp. Notes, 6.875%, 8/15/06	83,736
250,000	ITT Corp. (New) Debentures , 7.750%, 11/15/25	258,125
		341,861
Industrial Goods - 2.16%
75,000	Cummins Engine Company, Inc. Debentures, 6.750%, 2/15/27	78,750
50,000	Tyco International Group, SA Company Guarantee, 5.800%, 8/1/06	51,475
50,000	Tyco International Group, SA Company Guarantee, 6.875%, 1/15/29	58,205
		188,430
Media & Entertainment - 2.65%
170,000	Time Warner, Inc. Debentures, 9.150%, 2/1/23	231,710

Heavy Construction other than Building Construction - 1.20%
100,000	Fluor Corp. Notes, 6.9500%, 3/1/07	105,000

Miscellaneous Consumer Goods & Services - 2.02%
50,000	Champion Enterprises 7.625% 5/15/09	50,250
100,000	Tenneco Packaging, Inc. Debentures, 8.13% 6/15/17	126,390
		176,640

Motor Vehicle Parts & Accessories - 0.45%
40,000	Dana Corp. Notes, 7.00%, 3/15/28	39,736

Paper & Paper Products - 2.64%
100,000	Boise Cascade Corp. Debentures, 7.350%, 2/1/16	116,690
100,000	Bowater, Inc. Debentures, 9.375%, 12/15/21	113,710
		230,400
Pipelines - 2.05%
25,000	Sonat Inc. Notes, 6.875%, 6/1/05	25,155
150,000	Sonat Inc. Notes, 7.625%, 7/15/11	154,125
		179,280

Printing & Publishing - 2.29%
165,000	News America Holdings, Inc. Senior Debentures, 7.750%, 2/1/24	199,799

Retail Stores - 0.67%
55,000	Albertson's Medium-Term, Inc. Notes, 6.520%, 4/10/28	58,124

Semiconductors - 0.39%
30,000	Flextronics Intl., Ltd. Senior Subordinated Notes, 9.875%, 7/1/10	33,825

Steel Works, Blast Furnaces & Rolling Mills - 1.23%
91,000	U.S. Steel, LLC. 10.75%, 8/1/08	107,607

Telephones & Communications - 3.95%
186,000	AT&T Corp. Liberty Media Senior Debentures 8.250%, 2/1/30	208,748
115,000	Motorola, Inc. Debentures 6.500%, 11/15/28	125,477
9,654	NYNEX Corp. Amortized Debentures, 9.550%, 5/1/10	10,838
		345,063
Tires - 0.92%
80,000	Goodyear Tire & Rubber Co. Notes, 7.857%, 8/15/11	80,800

Wholesale-Computer & Peripheral Equipment & Software - 0.08%
7,000	IKON Office Solutions, 7.250%, 6/30/08	7,402

Total Corporate Bonds and Notes (Cost $4,016,456)		$ 4,692,950

CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS - 41.81%

Commercial Paper - 33.18%
200,000	American Express Credit Corp. 2.50%, 3/15/05	200,000
300,000	Aigfun Corp. 2.34%, 2/17/05	300,000
100,000	Aigfun Corp. 2.505%, 3/15/05	100,000
200,000	Daimler Chrysler 2.45% 3/15/05	200,000
500,000	General Electric Capital Services Corp., 2.27%, 2/17/05	500,000
100,000	General Electric Capital Services Corp.,2.53%, 3/15/05	100,000
400,000	General Motors Acceptance Corp.,2.54%, 2/17/05	400,000
400,000	Household Finance Corp., 2.28%, 2/17/05	400,000
200,000	Prudential Corp. 2.48% 2/15/05	200,000
300,000	Sears Roebuck Acceptance Corp. 2.54% 2/17/05	300,000
200,000	Sears Roebuck Acceptance Corp. 2.65% 3/15/05	200,000
		2,900,000

Money Market Funds - 8.64%
754,773	US Bank First American Prime Obligations Fund Class A (Cost 754,773) 1.62%**	754,773

Total Cash Equivalents And Short-Term Investments (Cost $3,654,773)		$ 3,654,773

	TOTAL INVESTMENTS (Cost $7,898,755) 98.85%	8,639,015

	OTHER ASSETS LESS LIABILITIES - 1.15%	100,213

	NET ASSETS - 100.00%	$ 8,739,228

* Non-income producing securities.
** Variable Rate Security at January 31, 2005

NOTES TO FINANCIAL STATEMENTS
Croft Leominster Income Fund
1. SECURITY TRANSACTIONS
At January 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,898,755 amounted to $ 740,260 which consisted of aggregate gross unrealized appreciation of $750,854 and aggregate gross unrealized depreciation of $10,594.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Croft Funds Corporation

By /s/Kent Croft

* Kent Croft

   CEO

Date:  March 23, 2005

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Kent Croft

* Kent Croft

   CEO

Date:  March 23, 2005

By /s/Phillip Vong

* Phillip Vong

Treasurer

Date:  March 23, 2005